Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table summarizes fair value measurements by level as of December 31, 2022 for liabilities measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
Warrant liability	$-	$-	$180	$180

Schedule of Cash, Cash Equivalents and Restricted Cash

	June 30, 2023 (unaudited)	December 31, 2022
Cash and cash equivalents	$261	$645
Restricted cash (1)	50	50
Cash, cash equivalents, and restricted cash as shown in the condensed consolidated statements of cash flows	$311	$695

(1)	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program.

In accordance with ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a reconciliation of AgeX’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented is as follows (in thousands):

	December 31,
	2022	2021
Cash and cash equivalents	$645	$584
Restricted cash (1)	50	50
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows	$695	$634

(1)	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program. All restricted cash was included in deposits in the consolidated balance sheets.

Schedule of Disaggregated of Revenues

The following table presents AgeX’s consolidated revenues disaggregated by source for continuing operations (in thousands):

	Year Ended December 31,
REVENUES:	2022	2021
Grant revenues	$-	$104
Other revenues	34	40
Total revenues	$34	$144

Schedule of Disaggregated Geographical Revenue

The following table presents consolidated revenues for continuing operations (in thousands), disaggregated by geography, based on the billing addresses of customers:

	Year Ended December 31,
REVENUES:	2022	2021
United States	$10	$107
Foreign	24	37
Total revenues	$34	$144

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following weighted average common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Stock options	3,261	3,274	3,261	3,333
Warrants (1)	13,246	9,794	13,013	8,099
Restricted stock units	-	12	1	13

(1)	As of June 30, 2023 and 2022, AgeX had issued Juvenescence warrants to purchase 12,503,522 and 10,323,105 shares, respectively, of AgeX common stock as consideration for certain loan agreements discussed in Note 5, Related Party Transactions.

The following weighted-average common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2022	2021
Stock options	3,297	3,145
Warrants (1)	9,558	3,492
Restricted stock units	10	23

(1)	As of December 31, 2022 and 2021, AgeX issued Juvenescence warrants to purchase 12,129,260 and 3,512,098 shares, respectively, of AgeX common stock as consideration for the loan agreements discussed in Note 5, Related Party Transactions.